CONSOLIDATED FINANCIAL STATEMENTS DETAILS	12 Months Ended
Dec. 31, 2019
CONSOLIDATED FINANCIAL STATEMENTS DETAILS
CONSOLIDATED FINANCIAL STATEMENTS DETAILS

5. CONSOLIDATED FINANCIAL STATEMENTS DETAILS

Cash and Cash Equivalents

Cash and cash equivalents as of December 31, 2018 and 2019 consisted of the following:

	2018	2019	2019
	RUB	RUB	$
Cash	6,330	35,829	454.4
Cash equivalents:
Bank deposits	62,463	20,192	256.1
Investments in money market funds	3	3	0.1
Other cash equivalents	2	391	4.9
Total cash and cash equivalents	68,798	56,415	715.5

Accounts Receivable, Net

Accounts receivable as of December 31, 2018 and 2019 consisted of the following:

	2018	2019	2019
	RUB	RUB	$
Trade accounts receivable	15,240	18,647	236.5
Allowance for doubtful accounts	(670)	(815)	(10.3)
Total accounts receivable, net	14,570	17,832	226.2

Movements in the allowance for doubtful accounts are as follows:

	2017	2018	2019	2019
	RUB	RUB	RUB	$
Balance at the beginning of the period	450	652	670	8.5
Charges to expenses	243	103	311	3.9
Utilization	(41)	(85)	(166)	(2.1)
Balance at the end of the period	652	670	815	10.3

Other Current Assets

Other current assets as of December 31, 2018 and 2019 consisted of the following:

	2018	2019	2019
	RUB	RUB	$
VAT reclaimable	2,002	3,879	49.2
Prepaid income tax	78	1,321	16.8
Other receivables	398	1,009	12.8
Loans to employees	744	998	12.7
Inventory	265	808	10.1
Interest receivable	261	409	5.2
Current content assets	152	395	5.0
Loans granted to third parties	11	328	4.2
Prepaid other taxes	21	107	1.4
Loans granted to related parties (Note 18)	174	5	0.1
Restricted cash	71	22	0.3
Other	—	324	4.0
Total other current assets	4,177	9,605	121.8

The loans granted to third parties as of December 31, 2019 represent a U.S. dollar loan bearing interest of 2% which is expected to be fully repaid, along with accrued interest, within 12 months after the reporting date, and a current part of a RUB denominated loan bearing interest of 3% per annum maturing in 2020–2025.

Restricted cash as of December 31, 2018 and 2019 consisted of cash reserved as a letter of credit for the purchase of datacenter equipment in the amount of RUB 40 and nil respectively, cash reserved as a guarantee deposit for a lease agreement in the amount of RUB 21 and RUB 18 ($0.2) respectively, and other restricted cash in the total amount of RUB 10 and RUB 4 ($0.1) respectively.

Other Non-current Assets

Other non-current assets as of December 31, 2018 and 2019 consisted of the following:

	2018	2019	2019
	RUB	RUB	$
Loans to employees	2,139	2,763	35.0
VAT reclaimable	626	820	10.4
Loans granted to third parties	402	37	0.4
Restricted cash	17	16	0.2
Interest receivable	5	6	0.1
Other receivables	73	—	—
Loans granted to related parties (Note 18)	33	38	0.5
Other non-current assets	178	14	0.2
Total other non-current assets	3,473	3,694	46.8

Investments in Non-Marketable Equity Securities

Investments in non-marketable equity securities as of December 31, 2018 and 2019 consisted of the following:

	2018	2019	2019
	RUB	RUB	$
Yandex.Market B.V. (Note 4)	29,404	25,075	318.0
Uber International C.V. (Note 4)	4,392	—	—
Yandex.Money	1,676	2,132	27.0
Other	1,012	866	11.0
Total investments in non-marketable equity securities	36,484	28,073	356.0

Other includes limited partnership stakes in unaffiliated venture capital funds and minority investments in unaffiliated technology companies in the amount of RUB 866 and RUB 768 ($9.7) as of December 31, 2018 and 2019. There were no changes in the percentage share in 2019.

In July 2013, the Company completed the sale of a 75% (less one ruble) interest in the charter capital of Yandex.Money to Sberbank for a cash consideration of RUB 1,964 ($59.1 at the exchange rate as of the sale date). The Company retained a noncontrolling interest (25% plus one ruble) and significant influence over Yandex.Money's business; accordingly, the Company accounts for its investment under the equity method. The Company records its share of the results of the investee in the amount of income of RUB 464 and income of RUB 455 ($5.8) for the years ended December 31, 2018 and 2019, respectively, within the other (loss)/income, net line in the consolidated statements of income.

Summarized Financial Information of Yandex.Market B.V.

The following table presents summarized information about the assets, liabilities of the Company’s equity method investee Yandex.Market B.V. as of December 31, 2018 and 2019:

	2018	2019	2019
	RUB	RUB	$
Current assets	33,816	30,136	382.2
Non-current assets	442	6,297	79.9
Current liabilities	3,050	7,448	94.5
Non-current liabilities	46	5,140	65.2

The following table presents summarized information about the results of operations of Yandex.Market B.V. for the year ended December 31, 2019 and for the period since the deconsolidation of Yandex.Market (Note 4) to December 31, 2018:

	2018*	2019	2019
	RUB	RUB	$
Total revenues	6,196	19,370	245.7
Total operating expenses	(8,026)	(28,900)	(366.5)
Net loss	(611)	(7,777)	(98.6)

* From April 28 till December 31, 2018

The Company records its share in the results of the investee in the amount of a net loss of RUB 576 and a net loss of RUB 4,330 ($54.9) for the years ended December 31, 2018 and 2019, respectively, within the other (loss)/income, net line in the consolidated statements of income.

Accounts Payable and Accrued Liabilities

Accounts payable and accrued liabilities as of December 31, 2018 and 2019 comprise the following:

	2018	2019	2019
	RUB	RUB	$
Trade accounts payable and accrued liabilities	14,715	21,916	277.9
Operating lease liabilities, current	6,516	10,603	134.5
Salary and other compensation expenses payable/accrued to employees	1,673	2,459	31.2
Total accounts payable and accrued liabilities	22,904	34,978	443.6

Other (Loss)/Income, Net

The following table presents the components of other (loss)/income, net for the periods presented:

	2017	2018	2019	2019
	RUB	RUB	RUB	$
Foreign exchange (losses)/gains	(1,075)	1,169	(1,294)	(16.4)
Gain from sale of equity securities	33	—	—	—
Loss from repurchases of convertible debt	(6)	—	—	—
Other	(62)	(39)	94	1.2
Total other (loss)/income, net	(1,110)	1,130	(1,200)	(15.2)

Income and non-income taxes payable

Income and non-income taxes payable line of consolidated balance sheets includes income taxes payable in the amount of RUB 843 and RUB 418 ($5.3) as of December 31, 2018 and 2019, respectively.

Reclassifications Out of Accumulated Other Comprehensive Income

There were no reclassifications of losses out of accumulated other comprehensive income in the years ended December 31, 2017, 2018 and 2019.